Dividends (Tables)	12 Months Ended
Dec. 31, 2021
Dividends
Schedule of Cash flows from dividends paid are classified under operating activities
The below table illustrates the dividends declared and paid:

Figures in million – SA rand unless stated otherwise	2021	2020	2019
Dividend declared and paid (interim)	8,347	1,338	—
Dividend declared after 31 December (final)	5,252	9,485	—
Total dividends declared for the year	13,599	10,823	—
Dividend per share (interim) - cents	292	50	—
Dividend per share (final) - cents	187	321	—
Dividends declared and paid during the financial year	17,832	1,338	—
Dividends declared and paid to NCI of subsidiaries during the financial year	344	360	85
Total dividends declared and paid for the year	18,176	1,698	85

Schedule of Reconciliation of (loss)/profit attributable to the owners
Reconciliation of profit attributable to the owners of Sibanye-Stillwater to normalised earnings

Figures in million – SA rand	2021	2020	2019
Profit attributable to the owners of Sibanye-Stillwater	33,054	29,312	62
Adjusted for:
Loss on financial instruments	6,279	2,450	6,015
(Gain)/loss on foreign exchange differences	(1,149)	255	(325)
Gain on disposal of property, plant and equipment	(36)	(99)	(77)
Impairments/(reversal of impairments)	5,148	(121)	86
Gain on acquisition	—	—	(1,103)
Restructuring costs	107	436	1,252
Transaction costs	140	139	448
Occupational healthcare (gain)/expense	(14)	52	(40)
Loss on BTT early settlement	—	186	—
Income on settlement of legal dispute	—	(580)	—
Loss due to dilution of interest in joint operation	4	30	—
Early redemption premium on the 2025 Notes	196	—	—
Loss on settlement of US$ Convertible Bond	—	1,507	—
Change in estimated deferred tax rate	(86)	54	(1,551)
Share of results of equity-accounted investees after tax	(1,989)	(1,700)	(721)
Profit on sale of St Helena	(16)	—	—
Tax effect of the items adjusted above	(2,755)	(1,277)	(1,644)
NCI effect of the items listed above	—	(37)	(42)
Normalised earnings[1]	38,883	30,607	2,360